Mainstay Cushing Renaissance Advantage Fund
Portfolio of Investments February 29, 2020 (Unaudited)

Common Stocks 80.0% †	Shares	Value
Chemicals 5.3%
Netherlands 2.2%
LyondellBasell Industries NV	6,711	$479,568
United States 3.1%
Dow, Inc.	12,052	487,022
Westlake Chemical Corporation	3,667	204,875
		1,171,465
Exploration & Production 9.9%
United States 9.9%
Concho Resources, Inc.	6,886	468,386
Matador Resource Company (a)	20,716	199,702
Occidental Petroleum Corporation	6,048	198,011
Ovintiv, Inc.	24,294	280,596
Parsley Energy, Inc.	44,954	602,384
Pioneer Natural Resource Company	3,741	459,320
		2,208,399
Industrials 11.7%
Ireland 2.5%
Eaton Corporation PLC	6,214	563,734
United States 9.2%
Jacobs Engineering Group, Inc.	17,339	1,601,083
United Rentals, Inc. (a)	3,310	438,509
		2,603,326
Large Cap Diversified C Corps 7.1%
Canada 1.6%
Pembina Pipeline Corporation	10,089	364,415
United States 5.5%
Cheniere Energy, Inc. (a)	23,736	1,217,419
		1,581,834
Machinery 7.3%
United States 7.3%
Cactus, Inc.	9,721	265,481
Oshkosh Corporation	5,983	431,673
Wabtec Corporation	9,726	668,176
Xylem, Inc.	3,453	267,055
		1,632,385
Materials 1.2%
United States 1.2%
Allegheny Technologies, Inc. (a)	15,345	262,246

Natural Gas Gatherers & Processors 4.8%
United States 4.8%
EnLink Midstream LLC	13,895	52,940
Targa Resources Corporation	31,294	1,013,926
		1,066,866
Oil & Gas Equipment & Services 0.8%
United States 0.8%
Select Energy Services, Inc. (a)	25,825	167,862

Oil & Gas Exploration & Production 3.8%
United States 3.8%
Cimarex Energy Company	5,621	185,774
Diamondback Energy, Inc.	10,761	667,182
		852,956
Oil & Gas Refining & Marketing 2.8%
United States 2.8%
WPX Energy, Inc. (a)	67,184	626,827

Oil & Gas Services 4.5%
Netherlands 1.3%
Schlumberger Limited	10,684	289,430
United States 3.2%
New Fortress Energy LLC (a)	38,044	534,518
Patterson Utilities Energy, Inc.	29,475	168,892
		992,840
Oil Services 2.0%
United States 2.0%
Halliburton Company	26,737	453,460

Refiners 11.4%
United States 11.4%
HollyFrontier Corporation	8,041	270,821
Marathon Petroleum Corporation	18,538	879,072
Phillips 66	3,308	247,637
Valero Energy Corporation	16,975	1,124,593
		2,522,123

Shipping General Partners 1.7%
Bermuda 1.7%
Golar LNG Ltd.	28,517	365,445

Transportation 4.4%
United States 4.4%
Kirby Corporation (a)	2,745	174,994
Southwest Airlines Company	17,413	804,306
		979,300
YieldCo 1.3%
United States 1.3%
Clearway Energy, Inc.	14,037	295,338

Total Common Stocks (Cost $21,279,030)		17,782,672

MLP Investments and Related Companies 20.1%
Large Cap MLP 11.7%
United States 11.7%
Energy Transfer, L.P.	121,399	1,345,101
Enterprise Products Partners, L.P.	29,802	695,579
Plains All American Pipeline, L.P.	40,805	557,804
		2,598,484
Natural Gas Gatherers & Processors 3.4%
United States 3.4%
DCP Midstream Partners, L.P.	48,698	759,202

Natural Gas Transportation & Storage 0.6%
United States 0.6%
EQM Midstream Partners, L.P.	7,815	135,668

Upstream MLPs 4.4%
United States 4.4%
Viper Energy Partners, L.P.	54,479	971,361

Total MLP Investments and Related Companies (Cost $6,436,674)		4,464,715

Short-Term Investments - Investment Companies 0.0%
United States 0.0%
First American Government Obligations Fund - Class X, 1.49% (b)	3,810	3,810
First American Treasury Obligations Fund - Class X, 1.49% (b)	3,810	3,810

Total Short-Term Investments - Investment Companies (Cost $7,620)		7,620

Total Investments (Cost $27,723,324)	100.1%	22,255,007
Other Assets, Less Liabilities	(0.1)	(27,796)
Net Assets	100.0%	$22,227,211

†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)	Current yield as of February 29, 2020.

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$17,782,672	$–	$–	$17,782,672
MLP Investments and Related Companies	4,464,715	–	–	4,464,715
Short-Term Investments - Investment Companies	7,620	–	–	7,620
Total Investments in Securities	$22,255,007	$–	$–	$22,255,007

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.